Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 292,000
Previously Paid Amount	0.00
Total Fee Amount	25.40
Total Offset Amount	0.00
Net Fee	25.40
Narrative - Max Aggregate Offering Price	$ 292,000
Final Prospectus	true